8. Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 8. Convertible Notes Payable

The Company has the following convertible notes payable outstanding as of September 30, 2016 and December 31, 2015:

	2016	2015

Unsecured convertible promissory notes which have a term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) one share of common stock of the Company, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Company at an exercise price of $0.50 per share. The conversion ratio shall be equal to $0.75 per unit.	$294,273	$357,483

Unsecured convertible promissory notes which have a term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) 1 share of common stock of the Company, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Company at an exercise price of $0.75 per share. The initial conversion ratio shall be equal to $0.50 per unit.	782,469	735,293

Secured convertible promissory notes which mature on July 31, 2018, bear interest at 10% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share.	1,625,000	1,645,000

Secured convertible note which matures on July 31, 2018, bear interest at 12% per annum, an is convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share.	9,646,687	9,062,019

Total convertible notes payable before discount and debt issuance costs	12,348,429	11,799,795

Less discounts	(3,130,837)	(4,413,119)
Less debt issuance costs	(1,214,475)	(1,714,477)

Total convertible notes payable	8,003,117	5,672,199

Less Current Portion	3,960,335	2,497,114

Convertible notes payable, net of current portion	$4,042,782	$3,175,085

As of September 30, 2016, scheduled principal payments due on convertible notes payable are as follows:

Twelve months ended September 30,
2017	$3,960,335
2018	8,388,094
$12,348,429

From April 26, 2012 to January 24, 2013, the Company sold convertible notes to unaffiliated accredited investors totaling $2,675,244. The notes have a term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) one share of common stock of the Issuer, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Issuer at an exercise price of $1.25 per share. The initial conversion ratio shall be equal to $1.00 per unit. The notes may be converted at the option of the holder at any time and from time to time in whole or in part prior to the maturity date thereof. These securities were sold in reliance upon the exemption provided by Section 4(2) of the Securities Act and the safe harbor of Rule 506 under Regulation D promulgated under the Securities Act. Interest expense for the nine months ended September 30, 2016 and 2015, was $33,390 and $197,951, respectively.

During the year ended December 31, 2015, the Company and certain holders of these notes entered into amendments which (i) extend the maturity dates by 12 months from their original maturity dates; (ii) reduce the conversion price from $1.00 to $0.50 per unit for a period of 45 days and $0.75 thereafter; and (iii) reduce the exercise of the warrant included in the unit from $1.25 to $1.00 per share. During the year ended December 31, 2015, the holders of these notes totaling $3,112,883 converted their notes into equity of the Company. The Company has converted this balance and along with accrued interest of $124,352 into 6,474,717 shares of common stock and 1,618,680 warrants to purchase common stock. The Company recognized a non-cash inducement expense of $1,123,380 associated with these conversions as they took place during the initial 45 day period after the amendment, prior to the conversion rate resetting to $0.75. As of September 30, 2016 and December 31, 2015, total principal of $294,273 and $357,483, respectively, was outstanding on these notes to the remaining note holders that did not convert. During the nine months ended September 30, 2016, the Company and the holders of the outstanding notes have entered into amendments which (i) extend the maturity dates by 12 months from their original maturity dates; (ii) reduce the conversion price from $0.75 to $0.50 per unit; and (iii) reduce the exercise of the warrant included in the unit from $1.00 to $0.75 per share. On August 22, 2016 the Company issued 218,440 shares of common stock and 54,610 warrants to purchase shares of common stock upon the conversion of a note principal and accrued interest totaling $109,220. As of October 24, 2016, all outstanding balances on these notes were converted into equity (see Note 15).

From April 5 through May 10, 2013, the Company sold convertible notes to unaffiliated accredited investors totaling $405,000. The notes have a term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) 1 share of common stock of the Issuer, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Issuer at an exercise price of $0.75 per share. The initial conversion ratio shall be equal to $0.50 per unit. The notes may be converted at any time and from time to time in whole or in part prior to the maturity date thereof. These securities were sold in reliance upon the exemption provided by Section 4(2) of the Securities Act and the safe harbor of Rule 506 under Regulation D promulgated under the Securities Act. Interest expense for the nine months ended September 30, 2016 and 2015, was $50,209 and $45,088, respectively. As of September 30, 2016 and December 31, 2015, total principal of $541,268 and $520,625, respectively, was outstanding on these notes. During the three months ended June 30, 2016, the Company and the holders of these notes have entered into amendments which (i) extend the maturity dates by six months from their original maturity dates and (ii) leave all other terms unchanged during this extension period. On August 23, 2016 the Company issued 89,132 shares of common stock and 22,383 warrants to purchase shares of common stock upon the conversion of a note principal and accrued interest totaling $44,566. As of October 24, 2016, all outstanding balances on these notes were converted into equity (see Note 15).

On June 27 and June 30, 2013, the Company converted advances payable from then related parties into convertible notes totaling $1,036,195. The notes have a term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) 1 share of common stock of the Issuer, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Issuer at an exercise price of $0.75 per share. The initial conversion ratio shall be equal to $0.50 per unit. The notes may be converted at any time and from time to time in whole or in part prior to the maturity date thereof. These securities were issued in reliance upon the exemption provided by Section 4(2) of the Securities Act and the safe harbor of Rule 506 under Regulation D promulgated under the Securities Act. During the year ended December 31, 2014, a total of $866,211 of these notes together with the accrued interest thereon were converted into equity of the Company, leaving one note with such then related parties outstanding. Interest expense for the nine months ended September 30, 2016 and 2015, was $20,889 and $18,591, respectively. As of September 30, 2016 and December 31, 2015, total principal of $241,201 and $214,668, respectively, was outstanding on this remaining note. As of June 30, 2016, the outstanding note reached its maturity date and has not been extended by the note holder. Such note will continue to accrue interest until converted or repaid. As of October 24, 2016, all outstanding balances on these notes were converted into equity (see Note 15).

From July 30, 2013 through December 24, 2013, the Company sold convertible notes and warrants to unaffiliated accredited investors totaling $1,902,500. The notes have a term of three years, bear interest at 10% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share. For each dollar invested, the investor received two warrants to purchase one shares of common stock of the Issuer at an exercise price of $0.75 per share. The notes may be converted at any time and from time to time in whole or in part prior to the maturity date thereof. These securities were sold in reliance upon the exemption provided by Section 4(2) of the Securities Act and the safe harbor of Rule 506 under Regulation D promulgated under the Securities Act. Subject to an allonge entered into by the noteholder agent representing this class of noteholders and the Company, the maturity date on all of these convertible notes was extended to July 31, 2018. Interest expense for the quarters ended September 30, 2016 and 2015, was $40,750 and $41,126, respectively. A discount on the notes payable of $841,342 was recorded based on the value of the warrants issued using a Black-Scholes options pricing model. Amortized interest expense for the quarters ended September 30, 2016 and 2015 on this discount was $114,511 and $101,555, respectively. As of September 30, 2016 and December 31, 2015, total principal of $1,625,000 was outstanding on these notes. On August 23, 2016, the Company issued 40,577 shares of common stock upon the conversion of a note with principal and accrued interest totaling $20,289.

On August 14, 2014, the Company and its wholly-owned subsidiary MES, Inc. (“MES, and together with the Company, collectively the “Companies”) entered into a financing agreement (the “Financing Agreement”) with a newly created independent entity, AC Midwest Energy LLC (the “Lender”). Pursuant to the Financing Agreement, the Company borrowed $10,000,000 from the Lender, evidenced by a convertible note (the “Note”) maturing July 31, 2018, secured by all the assets of the Companies. All the indebtedness under the Note was convertible into common stock of the Company at $1.00 per share, subject to the following adjustments: (i) an adjustment of the price per share down to $0.75 per share if the Company fails to generate EBITDA (earnings before taxes, interest, depreciation and amortization ) of at least $2,500,000 for calendar year 2015; and (ii) weighted average anti-dilution adjustments to the extent that following the issuance of the Note, the Company issues securities or rights to acquire securities at an effective purchase price below the conversion price for the Note, subject to carveouts for certain exempt issuances by the Company. Per an amendment to the Financing Agreement discussed below, the conversion price was adjusted to $0.50 per share and the adjustment to the price per share for failing to generate a certain level of EBITDA was eliminated.

The Note bears interest at 12% per annum, to be paid at the rate of: (i) 12% payment in kind or “PIK” for year one; (ii) 2% cash and 10% PIK for year two; and (iii) 12% all cash for years three and four. The PIK interest is paid by increasing the principal balance of the Note by the PIK amount. The Note cannot be prepaid without the Lender’s consent before its second anniversary, and thereafter at 105% of the outstanding indebtedness evidenced by the Note, subject to the right of the Lender to convert the outstanding indebtedness to the Company’s common stock prior to prepayment. Principal amortization of the Note is to begin with the first quarter following the second year of the Note at the rate of 7.5% of the original principal amount per quarter and to continue each quarter thereafter, with all unpaid interest to be due at maturity. In the event of default, the interest rate on the Note will be increased by an additional 3% per annum. The Financing Agreement contains numerous affirmative obligations and negative covenants. Interest expense for the nine months ended September 30, 2016 and 2015 was $1,020,406 and $788,239, respectively. As of September 30, 2016 and December 31, 2015, total principal of $9,646,686 and $9,062,019, respectively, was outstanding on this note.

On March 16, 2015, the Company entered into a Waiver and Amendment to Financing Agreement, and Reaffirmation of Guaranty with AC Midwest Energy, LLC (“Amendment”). This Amendment decreased the conversion price of the convertible note and exercise price of the outstanding warrants to $0.50, respectively. The Company repaid $3,000,000 of outstanding principal on the convertible note as of the close of the Amendment. The Company agreed to new financial covenants as part of the Amendment, which included a waiver for the compliance of certain covenants in the periods prior to the date of the Amendment. In connection with the change in the conversion terms and repayment of principal, the Company incurred a loss of $2,246,105 on this date which was primarily related to accelerated amortization of the discount on convertible notes payable and is included in interest expense.

On November 16, 2015, the Companies entered into Waiver and Amendment No. 2 to Financing Agreement, and Reaffirmation of Guaranty (the “Amendment No. 2”) with the Lender. Pursuant to Amendment No. 2, the Company issued a new Senior Secured Convertible Note of $600,000 (“First New Note”) purchased by the Lender. In addition, Amendment No. 2 allows for two additional Senior Secured Convertible Notes totaling up to $1,400,000 (which together with the First New Note are referred to herein as the “New Notes”) to be purchased by Lender during 2016 subject to certain conditions being met by both parties. All the indebtedness under the New Notes shall be convertible into common stock of the Company at $0.50 per share, subject to weighted average anti-dilution adjustments to the extent that following the issuance of the New Notes, the Company issues securities or rights to acquire securities at an effective purchase price below the conversion price for the New Notes. As of January 31, 2016, the Company’s right to sell one additional New Note for $400,000 expired. The remaining $1,000,000 available with this amendment must be sold to Lender by June 30, 2016. In connection with Amendment No. 2, the Company was required to issue Drexel approximately 200,000 warrants and pay $21,000 as compensation for services rendered. This liability was settled with an amendment to the engagement letter with Drexel on February 19, 2016. These warrants were valued in accordance with FASB ASC 815-10 as liabilities using a Monte Carlo Simulation Model. The fair value of the warrant liability on the issuance date for the warrants to be issued was $55,200. These costs were recorded as debt issuance costs.

On January 28, 2016, the Company entered into Amendment No. 3 to Financing Agreement and Reaffirmation of Guaranty (the “Third Amended Financing Agreement”) with Lender, pursuant to which Lender agreed to cause its bank to arrange for the issuance to a certain customer of the Company a standby letter of credit in the amount of $2,000,000 (the “Letter of Credit”) to permit the Company to enter into a contract for mercury capture program with such customer. The Letter of Credit is to guarantee the Company’s performance under its contract with such customer. Under the Third Amended Financing Agreement, and in consideration for the issuance of the Letter of Credit for the benefit of the Company, the Company shall pay AC Midwest a fee equal to 12.0% per annum of the amount available to be drawn under the Letter of Credit (the “Letter of Credit Fee”) payable on the last day of each calendar month. No amounts were received on this letter of credit as of September 30, 2016.

The Company has the following convertible notes payable outstanding as of December 31:

	2015	2014

Unsecured convertible promissory notes which had an original term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) one share of common stock of the Company, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Company at an exercise price of $1.00 per share. The conversion ratio shall be equal to $0.75 per unit.	$357,483	$3,245,499

Unsecured convertible promissory notes which have a term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) 1 share of common stock of the Company, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Company at an exercise price of $0.75 per share. The initial conversion ratio shall be equal to $0.50 per unit.	735,293	654,408

Secured convertible promissory notes which mature on July 31, 2018, bear interest at 10% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share.	1,645,000	1,705,000

Secured convertible note which matures on July 31, 2018, bear interest at 12% per annum, and is convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share.	9,062,019	10,475,388

Total convertible notes payable before discount	11,799,795	16,080,295

Less discounts	(4,413,119)	(8,275,321)
Less debt issuance costs	(1,714,477)	(2,285,696)

Total convertible notes payable	5,672,199	5,519,278

Less current portion	2,497,114	3,080,376

Convertible notes payable, net of current portion	$3,175,085	$2,438,902

As of December 31, 2015, schedule principal payments due on convertible notes payable are as follows:

Twelve months ended December 31,
2016	2,497,114
2017	2,921,052
2018	6,381,629
11,799,795

From April 26, 2012 to January 24, 2013, the Company sold convertible notes to unaffiliated accredited investors totaling $2,675,244. The notes have a term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) one share of common stock of the Issuer, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Issuer at an exercise price of $1.25 per share. The initial conversion ratio shall be equal to $1.00 per unit. The notes may be converted at any time and from time to time in whole or in part prior to the maturity date thereof. These securities were sold in reliance upon the exemption provided by Section 4(2) of the Securities Act and the safe harbor of Rule 506 under Regulation D promulgated under the Securities Act. Interest expense for the year ended December 31, 2015 and 2014, was $208,676 and $382,838, respectively.

During the year ended December 31, 2015, the Company and holders of these notes have entered into amendments which (i) extend the maturity dates by 12 months from their original maturity dates; (ii) reduce the conversion price from $1.00 to $0.50 per unit for a period of 45 days and $0.75 thereafter; and (iii) reduce the exercise of the warrant included in the unit from $1.25 to $1.00 per share. As of December 31, 2015, the holders of these notes totaling $3,112,883 converted their notes into equity of the Company. The Company has converted this balance and along with accrued interest of $124,352 into 6,474,717 shares of common stock and 1,618,680 warrants to purchase common stock. As of December 31, 2015, total principal of $357,483 was outstanding on these notes to the remaining note holders that did not convert. The Company recognized a non-cash inducement expense of $1,123,380 associated with these conversions as they took place during the initial 45 day period after the amendment, prior to the conversion rate resetting to $0.75.

From April 5 through May 10, 2013, the Company sold convertible notes to unaffiliated accredited investors totaling $405,000. The notes have a term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) 1 share of common stock of the Issuer, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Issuer at an exercise price of $0.75 per share. The initial conversion ratio shall be equal to $0.50 per unit. The notes may be converted at any time and from time to time in whole or in part prior to the maturity date thereof. These securities were sold in reliance upon the exemption provided by Section 4(2) of the Securities Act and the safe harbor of Rule 506 under Regulation D promulgated under the Securities Act. Interest expense for the years ended December 31, 2015 and 2014, was $60,707 and $54,029, respectively. As of December 31, 2015 and 2014, total principal of $520,625 and $463,354, respectively, was outstanding on these notes.

On June 27 and June 30, 2013, the Company converted advances payable from related parties into convertible notes totaling $1,036,195. The notes have a term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) 1 share of common stock of the Issuer, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Issuer at an exercise price of $0.75 per share. The initial conversion ratio shall be equal to $0.50 per unit. The notes may be converted at any time and from time to time in whole or in part prior to the maturity date thereof. These securities were issued in reliance upon the exemption provided by Section 4(2) of the Securities Act and the safe harbor of Rule 506 under Regulation D promulgated under the Securities Act. On July 12, 2013, the Company converted $866,211 of these notes, along with accrued interest of $4,331, into 1,741,084 common stock and 435,271 warrants to purchase shares of common stock (see Note 13). Interest expense for the years ended December 31, 2015 and 2014, was $25,031 and $22,278, respectively. As of December 31, 2015 and 2014, total principal of $214,668 and $191,054, respectively was outstanding on these notes.

From July 30, 2013 through December 24, 2013, the Company sold convertible notes and warrants to unaffiliated accredited investors totaling $1,902,500. The notes have a term of three years, bear interest at 10% per annum, are secured by the company's assets, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share. For each dollar invested, the investor received two warrants to purchase one shares of common stock of the Issuer at an exercise price of $0.75 per share. The notes may be converted at any time and from time to time in whole or in part prior to the maturity date thereof. These securities were sold in reliance upon the exemption provided by Section 4(2) of the Securities Act and the safe harbor of Rule 506 under Regulation D promulgated under the Securities Act. Interest expense for the years ended December 31, 2015 and 2014, was $163,054 and $311,197, respectively. A discount on the notes payable of $841,342 was recorded based on the value of the warrants issued using a Black-Scholes options pricing model. Amortized interest expense for the years ended December 31, 2015 and 2014 on this discount was $152,541 and $231,579, respectively. As of December 31, 2015 and 2014, total principal of $1,645,000 and $1,705,000, respectively, was outstanding on these notes.

On August 14, 2014, the Company and its wholly-owned subsidiary MES, Inc. ("MES, and together with the Company, collectively the "Companies") entered into a financing agreement (the "Financing Agreement") with a newly created independent entity, AC Midwest Energy LLC (the "Lender"). Pursuant to the Financing Agreement, the Company borrowed $10,000,000 from the Lender, evidenced by a convertible note (the "Note") maturing July 31, 2018, secured by all the assets of the Companies. All the indebtedness under the Note is convertible into common stock of the Company at $1.00 per share, subject to the following adjustments: (i) an adjustment of the price per share down to $0.75 per share if the Company fails to generate EBITDA (earnings before taxes, interest, depreciation and amortization) of at least $2,500,000 for calendar year 2015; and (ii) weighted average anti-dilution adjustments to the extent that following the issuance of the Note, the Company issues securities or rights to acquire securities at an effective purchase price below the conversion price for the Note, subject to carveouts for certain exempt issuances by the Company. Per an amendment to the Financing Agreement discussed below, the conversion price was adjusted to $0.50 per share and the adjustment to the price per share for failing to generate a certain level of EBITDA was eliminated.

The Note bears interest at 12% per annum, to be paid at the rate of: (i) 12% payment in kind or "PIK" for year one; (ii) 2% cash and 10% PIK for year two; and (iii) 12% all cash for years three and four. The PIK interest is paid by increasing the principal balance of the Note by the PIK amount. The Note is secured by the Company's assets. The Note cannot be prepaid without the Lender's consent before its second anniversary, and thereafter at 105% of the outstanding indebtedness evidenced by the Note, subject to the right of the Lender to convert the outstanding indebtedness to the Company's common stock prior to prepayment. Principal amortization of the Note is to begin with the first quarter following the second year of the Note at the rate of 7.5% of the original principal amount per quarter and to continue each quarter thereafter, with all unpaid interest to be due at maturity. In the event of default, the interest rate on the Note will be increased by an additional 3% per annum. The Financing Agreement contains numerous affirmative obligations and negative covenants. Interest expense for the years ended December 31, 2015 and 2014 was $1,052,376 and $475,388, respectively. As of December 31, 2015 and 2014, total principal of $9,062,019 and $10,475,388, respectively, was outstanding on this note.

In connection with the issuance of the Note to Lender, the Company issued Lender a five year warrant (the "Warrant") to purchase 12,500,000 shares of the Company's common stock at $1.00 per share, subject to adjustments (See Note 14). The Company also paid Lender a fee of $100,000 for issuing the loan, reimbursed it $125,000 for its legal fees and costs associated with the transactions and compensated the Placement Agent for the transaction (Drexel Hamilton, LLC, "Drexel") for the transaction with a cash fee of $350,000 and: (i) a 5-year warrant to purchase up to 800,000 shares of common stock at $1.00 per share; and (ii) a 5-year warrant to purchase up to 1,000,000 shares of common stock at $0.50 per share, both subject to adjustments similar to the Warrant issued to the Lender (See Note 14). The Company incurred legal fees and expenses of $169,000 associated with the transaction. The total transaction costs incurred in connection with the issuance of the Note were $1,999,169, including the warrants to Drexel which were valued at $1,251,200 in accordance with FASB ASC 815-10 as liabilities using a Monte Carlo Simulation Model (see Note 10). In connection with the issuance of the Amendment No. 2, the Company issued a five year warrant to the Lender to purchase up to 5,000,000 shares of common stock with an exercise price of $0.35 per share, subject to adjustments (See Note 14).

In connection with the Financing Agreement, the Lender also entered into an Investor/Registration Rights Agreement, dated as of August 14, 2014, pursuant to which the Lender received demand registration rights requiring the Company, at the direction of the Lender, to register the shares of common stock underlying the Note, the Warrant, and any 2013 Secured Notes purchased by the Lender (such underlying stock being collectively, the "Registrable Securities") as well as certain veto rights. If: (i) the Company is delayed in getting the applicable registration statement(s) filed or declared effective, (ii) the sales of all of the Registrable Securities required to be registered (subject to certain permitted cutback requirements) cannot be made pursuant to the applicable registration statement(s), or (iii) the applicable registration statement(s) is not effective for any reason other than permitted exceptions, then the Investor/Registration Rights Agreement provides penalties, cumulatively capped at 2.5% of the original principal amount of the Note. The Investor/Registration Rights Agreement also provides that once the Note has been fully paid or converted, and for so long as the Lender continues to hold at least 10% of the issued and outstanding stock of the Company, the Lender's approval is required before certain major actions may be taken by the Company.

On August 14, 2014, the Companies, the Lender, and each of the holders ("Holders") of the 2013 Secured Notes entered into an Intercreditor Agreement. The Intercreditor Agreement provides that the Lender acts as the senior secured lender to the Company in all respects, save for where it chooses to liquidate the Collateral securing the Note, in which event the first net proceeds from liquidation of the Collateral, after all associated costs and expenses, are to be applied to retire the 2013 Secured Notes. Simultaneous with entering into the Intercreditor Agreement, the Note Agent entered into an allonge ("Allonge") amending each of the 2013 Secured Notes in the following manner: (i) extension of the maturity date of all of the 2013 Secured Notes to July 31, 2018; (ii) elimination of the Company's right to mandatorily convert the 2013 Secured Notes until any time after December 20, 2016, except in the event of a listing of the Company's common stock on a national securities exchange, where the conversion of the 2013 Secured Notes is a condition preceding such listing and the Company has maintained a volume weighted average price per share of at least $1.25 for the 20 consecutive trading days prior to the conversion and subject to average volume of at least 50,000 shares per day; (iii) issuance of a "springing warrant" in the event of Lender's exercise of its purchase option to purchase the 2013 Secured Notes, to be issued as of the date of such purchase, in an amount equal to the number of shares that could have been purchased were the 2013 Secured Notes to have been exercised on such date at .50 cents per share and to run until the later of the original maturity date of the applicable note in question or two years following the date of the issuance of the warrant.

On March 16, 2015, the Company entered into a Waiver and Amendment to Financing Agreement, and Reaffirmation of Guaranty with AC Midwest Energy, LLC ("Amendment"). This Amendment decreased the conversion price of the convertible note and exercise price of the outstanding warrants to $0.50, respectively. The Company repaid $3,000,000 of outstanding principal on the convertible note as of the close of the Amendment. The Company agreed to new financial covenants as part of the Amendment, which included a waiver for the compliance of certain covenants in the periods prior to the date of the Amendment. In connection with change in the conversion terms and repayment of principal, the Company incurred a loss of $2,246,105 which was primarily related to accelerated amortization of the discount on convertible notes payable and is included in interest expense.

On November 16, 2015, the Companies entered into Waiver and Amendment No. 2 to Financing Agreement, and Reaffirmation of Guaranty (the "Amendment No. 2") with the Lender. Pursuant to Amendment No. 2, the Company issued a new Senior Secured Convertible Note of $600,000 ("First New Note") purchased by the Lender. In addition, Amendment No. 2 allows for two additional Senior Secured Convertible Notes totaling up to $1,400,000 (which together with the First New Note are referred to herein as the "New Notes") to be purchased by Lender during 2016 subject to certain conditions being met by both parties. All the indebtedness under the New Notes shall be convertible into common stock of the Company at $0.50 per share, subject to weighted average anti-dilution adjustments to the extent that following the issuance of the New Notes, the Company issues securities or rights to acquire securities at an effective purchase price below the conversion price for the New Notes. As of January 31, 2016, the Company's right to sell one additional New Note for $400,000 expired. In connection to Amendment No. 2, the Company owed Drexel approximately 200,000 warrants and $21,000 as compensation for services rendered. This liability was settled with an amendment to the engagement letter with Drexel on February 19, 2016 and (see Note 16). These warrants were valued in accordance with FASB ASC 815-10 as liabilities using a Monte Carlo Simulation Model. The fair value of the warrant liability on the issuance date for the warrants to be issued was $55,200. These costs were recorded as debt issuance costs.